Cash, cash equivalents and financial assets - Disclosure of Cash, Cash Equivalents and Financial Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents	€ 103,756	€ 136,792	€ 202,887	€ 152,314
Short-term investments	16,080	14,845	15,978
Cash and cash equivalents and short-term investments	119,836	151,637	218,865
Non-current financial assets	39,878	38,934	37,005
Total cash, cash equivalents and financial assets	€ 159,714	€ 190,570	€ 255,869